Equity transactions (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jun. 18, 2020	Apr. 17, 2020	Jan. 06, 2020	Apr. 05, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2018	Jun. 25, 2018	Nov. 15, 2017	Jan. 19, 2016	Jan. 18, 2016	Jan. 29, 2008
Class of Stock [Line Items]
Preferred Stock, Shares Authorized					1,000,000	1,000,000			10,000,000	1,000,000				1,000,000
Preferred Stock, Shares Issued					0	0
Preferred Stock, Shares Outstanding					0	0
Ordinary shares issued to employees, directors and consultants			80,000
Aggregate proceeds						$ 3,600
Share Price						$ 1.45	$ 0.95
Number of Warrants, Exercised					(518,575)	298,914
Common Stock, Par or Stated Value Per Share					$ 0.004	$ 0.004			$ 0.004	$ 0.004		$ 0.004	$ 0.001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms						3 months 3 days	1 year 3 months 3 days	2 years 3 months 3 days
Number of shares issued for exercise of warrants					439,770
Stock Purchase Agreement
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		4,500,000
Aggregate proceeds		$ 3,600
Share Price		$ 0.80
Common Stock, Par or Stated Value Per Share		$ 0.004
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	4,500,000			434,783
Aggregate proceeds	$ 3,600
Warrant Purchase on Issue of Ordinary Shares				326,087
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 2.75
Securities Purchase Agreement, Warrants Issued percentage				75.00%
Investor [Member]
Class of Stock [Line Items]
Number of Warrants, Exercised					422,922
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Number of Warrants, Exercised					95,653
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 1.00